ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 27, 2021	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 280 to the Trust’s Registration Statement under the Securities Act and Amendment No. 282 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 280/282”), including (i) the Prospectuses for State Street ESG Liquid Reserves Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”); (ii) the Statements of Additional Information for the Funds; and (iii) other information and the signature pages.

Amendment No. 280/282 relates solely to the Funds. No information contained herein is intended to amend or supersede any prior filing relating to any series of the Trust other than the Funds. This Amendment No. 280/282 is being filed solely for purposes of registering a new share class of each of the Funds. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 280/282 become effective 60 days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann

Enclosures